Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of Expendable Parts and Supplies

	2022	2021
Material for repair and maintenance	$88,276	$70,929
Other inventories	5,158	4,217

	93,434	75,146
Allowance for obsolescence	(102)	(368)

	$93,332	$74,778